Investment in Marketable Debt Securities - Schedule of Allowance for Credit Losses, Gross Unrealized Gains and Losses and Fair Value of Investment in Marketable Debt Securities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Cost, Net of Allowance for Credit Losses, Gross Unrealized Gains and Losses and Fair Value of Investment in Marketable Debt Securities [Line Items]
Cost	$ 198,916	$ 198,916
Gross Unrealized Gains, before tax
Gross Unrealized Losses, before tax
Allowance for Credit Losses	(196,696)	(196,641)	$ (154,350)
Fair Value	2,220	2,275
Corporate Bonds [Member]
Schedule of Cost, Net of Allowance for Credit Losses, Gross Unrealized Gains and Losses and Fair Value of Investment in Marketable Debt Securities [Line Items]
Cost	198,916	198,916
Gross Unrealized Gains, before tax
Gross Unrealized Losses, before tax
Allowance for Credit Losses	(196,696)	(196,641)
Fair Value	$ 2,220	$ 2,275